ACCOUNTING POLICIES (Details)	3 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2015 USD ($) containership drilling_rigs vessel Investment	May. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) containership	Dec. 31, 2012 USD ($)
Accounting Policies [Abstract]
Number of ultra deepwater drilling units owned | drilling_rigs			2
Number of wholly-owned subsidiaries that own drilling rigs | vessel			3
Number of jack-up drilling rigs owned by wholly-owned subsidiaries account for using the equity method | drilling_rigs			1
Property, Plant and Equipment [Line Items]
Allowance for Doubtful Accounts Receivable			$ 0		$ 0
Number of container vessels impaired | containership			2		5
Number of off-shore supply vessels impaired | containership			2
Long-term investment impairment charge	$ 500,000	$ 2,900,000
Number of long-term investments in shares which are not publicly traded | Investment			1
Offshore vessels and rigs [Member]
Property, Plant and Equipment [Line Items]
Estimated economic useful life (in years)			30 years
Other Capitalized Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated economic useful life (in years)			25 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation, rate			20.00%
Impaired Investment 2 [Member]
Property, Plant and Equipment [Line Items]
Investments			$ 1,200,000	$ 1,200,000	$ 1,200,000
Impaired Investment 1 [Member]
Property, Plant and Equipment [Line Items]
Investments			$ 0		$ 0	$ 0